Organization and Operations (Details)		1 Months Ended				12 Months Ended
	Dec. 01, 2025 USD ($)	Sep. 30, 2024 USD ($)	May 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2025 CNY (¥) segment shares	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2023
Organization and Operations
Joint venture, direct ownership percentage	$ 75.1
Number of operating segments | segment						2	2
Transaction costs		$ 17,756,000	$ 17,756,000
Repurchase of equity value						$ 70,135,000		$ 79,582,000
Investment amount		$ 500,000,000	$ 500,000,000
CSI Solar Co., Ltd.
Organization and Operations
Number of shares repurchased | shares						45,077,200	45,077,200
Repurchase of equity value						$ 70,135,000	¥ 500,608,600
Ownership percentage by non-controlling owners						36.21%	36.21%				36.86%
Noncontrolling interest ownership percentage						63.79%	63.79%
CSI Solar Co., Ltd.
Organization and Operations
Net of transaction costs				$ 927,897,000	¥ 6,628,683,000
Transaction costs				$ 38,995,000	¥ 277,929,000
Number of shares repurchased | shares						45,077,200	45,077,200
Repurchase of equity value						$ 71,222,000	¥ 500,608,600
CSI Solar Co., Ltd. | Minimum
Organization and Operations
Share repurchase program, Authorized amount									$ 70,416,000	¥ 500,000,000
CSI Solar Co., Ltd. | Maximum
Organization and Operations
Share repurchase program, Authorized amount									$ 140,832,000	¥ 1,000,000,000
BlackRock | Recurrent Energy B.V
Organization and Operations
Ownership percentage by non-controlling owners		20.00%	20.00%